VIA EDGAR

May 3, 2013

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	AGL Separate Account D
	American General Life Insurance Company ("AGL")
	Post-Effective Amendment on Form N-4
	File Nos.: 333-25549 and 811-02441
	(WM Strategic Asset Manager Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2013 for AGL Separate Account D WM Strategic
Asset Manager Fixed and Variable Deferred
Annuity contain no changes from those submitted in Post-Effective Amendment No. 20 and Amendment No. 127, as filed electronically with the Securities and Exchange
Commission on April 30, 2013.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ MARK MATTHES
Mark Matthes
Vice President and Associate General Counsel
VALIC and WNL